Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2022
Personal Lines Segment | Agency Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	43.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	32.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	12.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.80%
Personal Lines Segment | Agency Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	97.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	2.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.10%
Personal Lines Segment | Direct Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	42.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	33.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	12.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	6.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.60%
Personal Lines Segment | Direct Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	98.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	1.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	17.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	28.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	21.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	14.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	7.70%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	86.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	12.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.10%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	(0.10%)
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	20.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	26.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	15.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	10.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	6.90%
Property Segment | Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	67.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	23.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	3.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	1.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.90%